Basic and diluted net (loss)/income per share (Tables)	12 Months Ended
Dec. 31, 2015
Basic and diluted net (loss)/income per share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share

	Year ended December 31,
	2013	2014	2015

Numerator (RMB'000):
Net income/(loss) attributable to the ordinary shareholders of the Company	28,132	(16,875)	46,885
Accretion to convertible redeemable preferred shares redemption value	(262,782)	(1,054,890)	—
Deemed dividend to Series A preferred shareholders	(14,402)	—	—
Deemed dividend to Li Meiping Ordinary shares	(29,075)	—	—
Numerator of basic net (loss)/income per share - net (loss)/income attributable to ordinary shareholders of the Company	(278,127)	(1,071,765)	46,885
Dilutive effect of preferred share	—	—	—
Numerator for diluted (loss)/income per share - net (loss)/income attributable to ordinary shareholders	(278,127)	(1,071,765)	46,885
Denominator (Thousand shares):
Denominator for basic net (loss)/income per share-weighted average number of shares outstanding	39,930	94,548	177,446
Dilutive effect of share options and restricted shares	—	—	5,881
Denominator for diluted net (loss)/income per share-weighted average number of shares outstanding	39,930	94,548	183,327
Basic net (loss)/income per share (RMB)	(6.97)	(11.34)	0.26
Diluted net (loss)/income per share (RMB)	(6.97)	(11.34)	0.26

Schedule of Weighted Average Share Equivalents Excluded From Diluted Net Loss Per Ordinary Share Computation

	Year ended December 31,
	2013	2014	2015

Preferred shares-weighted average (thousands)	55,930	55,071	—
Share options-weighted average (thousands)	2,660	2,703	—
Warrants -weighted average (thousands)	5,560	—	—